Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties

(a) Pure Brokerage and Shipping Corp. (“Pure Brokerage”): Pure Brokerage, a company controlled by the Company’s Chairperson of the Board and controlling shareholder Aliki Paliou, provides brokerage services to the Company since June 15, 2020, pursuant to a Brokerage Services Agreement for a fixed monthly fee per each tanker vessel owned by the Company. Pure Shipbroking may also, from time to time, receive sale and purchase commissions and chartering commissions on the gross revenue of the tanker vessels, depending on the respective charter parties’ terms.

For the six months ended June 30, 2023, and 2022, commissions to Pure Brokerage amounted to $745, and $293, respectively, and are included in Voyage expenses in the accompanying unaudited interim consolidated statements of operations. Also, for the six months ended June 30, 2023, and 2022 brokerage fees to Pure Brokerage amounted to $144 and $90, respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2023 and December 31, 2022, an amount of $298 and $335 was payable to Pure Brokerage and is reflected in Due to related parties in the accompanying consolidated balance sheets.

(b) Mango Shipping Corp (“Mango”): On March 2, 2022, the Company entered into an unsecured credit facility with Mango, whose beneficial owner is the Company’s Chairperson of the Board and controlling shareholder Aliki Paliou, of up to $5,000, for general working capital purposes. The loan had a term of one year from the date of the agreement, bore interest of 9.0% per annum, and was drawn in arrears at the Company’s request. The agreement also provided for arrangement fees of $200 payable on the date of the agreement, and commitment fees of 3.00% per annum on any undrawn amount until the maturity date. The Company drew down the $5,000 loan amount in two advances in March 2022, and repaid it in full on October 19, 2022 (see paragraph below). For the six months ended June 30, 2022 interest and commitment fees incurred in connection with the Mango loan amounted to $139 and are included in interest and finance costs in the accompanying unaudited interim consolidated statements of operations. Arrangement fees of $200 were capitalized contra to debt and were amortized over the facility period under the straight-line method, while amortization of arrangement fees for the six months ended June 30, 2022 amounted to $64 and are also included in interest and finance costs in the accompanying unaudited interim consolidated statements of operations.

Tender Offer to Exchange Common Shares for Shares of Series B Convertible Cumulative Perpetual Preferred Stock: In December 2021, the Company commenced an offer to exchange up to 271,078 of its then issued and outstanding common shares, par value $0.01 per share, for newly issued shares of the Company’s Series B Convertible Cumulative Perpetual Preferred Stock, par value $0.01, at a ratio of 4.20 Series B Preferred Shares for each common Share (Note 9). The tender offer expired on January 27, 2022, and a total of 188,974 common shares were validly tendered and accepted for exchange, which resulted in the issuance of 793,657 Series B Preferred Shares, out of which 657,396 were beneficially owned by Aliki Paliou through Mango, and 28,171 were beneficially owned by Andreas Michalopoulos. On October 17, 2022, the Company entered into a stock purchase agreement with Mango pursuant to which it agreed to issue to Mango in a private placement  1,314,792 Series C Preferred Stock in exchange for (i) all 657,396 Series B Preferred Shares held by Mango, and (ii) the agreement by Mango to apply $4,930 (an amount equal to the aggregate cash conversion price payable upon conversion of such Series B Preferred Shares into Series C Preferred Shares pursuant to their terms) as a prepayment by the Company of the unsecured credit facility. The transaction was approved by a special independent committee of the Company’s Board of Directors. On October 19, 2022, the Company repaid the remaining amount due to the credit facility of $70, together with accrued interest, and terminated the agreement.

The Series C Preferred stock is entitled to an annual dividend of 5.00% (Note 9). For 2023, dividends declared and paid to Mango on its Series C preferred shares amounted $822, (or $0.625 per each Series C preferred share), and were calculated for the period from January 1, 2023 until June 15, 2023. On June 30, 2023, accrued and not paid dividends on the Series C preferred shares held by Mango, amounted to $68 (Note 9). As of June 30, 2023, there are no Series B preferred shares held by Mango. For the six months period ended 2022, dividends accrued but not declared on Series B preferred shares held by Mango amounted to $272.

For the details of the terms of the Series C and Series B preferred stock, and the respective accounting treatment followed by the Company, please refer to Note 9.